SEGMENTS REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 274,880	$ 261,292	$ 293,426
Other segment items	278,767	292,972	296,765
Operating income (loss)	(3,887)	(31,680)	(3,339)
Financial income, net	16,552	13,927	8,052
Income (Loss) before taxes on income	12,665	(17,753)	4,713
Radware Core [Member]
Segment Reporting Information [Line Items]
Revenues	274,384	260,322	290,408
Other segment items	264,635	277,124	281,992
Operating income (loss)	9,749	(16,802)	8,416
Hawks [Member]
Segment Reporting Information [Line Items]
Revenues	496	970	3,018
Other segment items	14,132	15,848	14,773
Operating income (loss)	$ (13,636)	$ (14,878)	$ (11,755)